CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	IPO	Preferred A Shares	Ordinary Shares	Ordinary Shares IPO	Preferred Shares	Preferred Shares Preferred A Shares	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Preferred A Shares	Accumulated Deficit
Balance at Dec. 31, 2014	$ 3,163			$ 6		$ 2		$ 15,739			$ (12,584)
Balance, shares at Dec. 31, 2014				2,300,959		867,103
Issuance of shares, net of issuance costs	21,255					$ 9		21,246
Issuance of shares, net of issuance costs, shares						3,635,124
Purchase of IP R&D in consideration, value			$ 4,103				$ 2			$ 4,101
Purchase of IP R&D in consideration, shares							691,200
Share-based compensation	449							449
Net loss	(12,689)										(12,689)
Balance at Dec. 31, 2015	16,281			$ 6		$ 13		41,535			(25,273)
Balance, shares at Dec. 31, 2015				2,300,959		5,193,427
Exercise of options into ordinary shares, shares				4,784
Share-based compensation	1,967							1,967
Net loss	(1,941)										(1,941)
Balance at Dec. 31, 2016	16,307			$ 6		$ 13		43,502			(27,214)
Balance, shares at Dec. 31, 2016				2,305,743		5,193,427
Issuance of shares, net of issuance costs		$ 60,772			$ 15				$ 60,757
Issuance of shares, net of issuance costs, shares					5,144,378
Exercise of options into ordinary shares, shares				812,222
Exercise of options into ordinary shares, net of 68,416 shares withheld to pay option price	404			$ 2				402
Exercise of options into ordinary shares, net of 68,416 shares withheld to pay option price, shares				743,806
Share-based compensation	6,300							6,300
Exercise of warrants into preferred shares	4,732					$ 1		4,731
Exercise of warrants into preferred shares, shares						364,036
Exercise of preferred shares into ordinary shares				$ 14		$ (14)
Exercise of preferred shares into ordinary shares, shares				5,557,463		(5,557,463)
Net loss	(20,000)										(20,000)
Balance at Dec. 31, 2017	$ 68,515			$ 37				$ 115,692			$ (47,214)
Balance, shares at Dec. 31, 2017				13,751,390